Fair Value Measurements - Schedule of True Up Shares liability (Details) - True Up Shares Liability [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of True Up Shares liability [Line Items]
Balance Beginning
Assumed in the Business Combination	555,000
Change in fair value	1,634,000
Balance ending	$ 2,189,000